Advance to suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Advance to suppliers [Abstract]
Schedule of Advances to Suppliers
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Advance to granaries (Note (i))	143,285,000	67,210,000	10,692,865
Others	457,755	618,505	98,401
Total Advance to suppliers	143,742,755	67,828,505	10,791,266

Note (i): Advance to granaries represent deposits paid but related materials and services have not been provided to the Company.